EQUITY - Share Buyback and Treasury Shares (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions						12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 EUR (€) € / shares	Jul. 29, 2022 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Apr. 07, 2025 shares	Apr. 01, 2025 shares
Disclosure of reserves within equity [line items]
Shares buyback (in shares)	2,000,000	2,000,000			60,400,000
Share buyback			$ 1,492	€ 1,456	$ 1,400	$ 262		$ 1,300	$ 1,208
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)	$ 25.74	€ 29.25	$ 24.68	€ 24.10
Purchase of treasury shares	$ 58	€ 51				$ 262		$ 1,300	$ 1,208
Treasury share repurchase program, authorised no of shares (in shares)										10,000,000
Minimum percentage post-dividend annual free cash flow										50.00%
Treasury shares held	13,900,000	13,900,000				13,900,000	13,900,000	84,300,000
85 Million Shares Program, May 2023
Disclosure of reserves within equity [line items]
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)						$ 25.37	€ 23.42
Share repurchase program, authorized, number of shares (in shares)											85,000,000
Purchase of treasury shares						$ 2,156	€ 1,990